STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Summary of Dividends Declared and Paid
The following table summarizes dividends per share declared for the nine months ended September 30, 2025 and September 30, 2024:

Nine Months Ended
September 30, 2025		September 30, 2024
Date Declared	Amount (per share)	Date Declared	Amount (per share)

	(U.S. Dollars)		(U.S. Dollars)
8/8/2025	$0.085	8/13/2024	$0.08
5/9/2025	$0.085	5/14/2024	$0.08
2/25/2025	$0.08	2/28/2024	$0.08
The following table summarizes total dividends declared for the three and nine months ended September 30, 2025 and September 30, 2024:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024

	(U.S. Dollars in thousands)
Dividends	$(8,218)	$(7,859)	$(24,171)	$(23,177)

Schedule of Accumulated Other Comprehensive Loss	A rollforward of the changes in accumulated other comprehensive loss, disaggregated by component, was as follows for the three and nine months ended September 30, 2025 and September 30, 2024:

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2024	$22,126	$(59,815)	$(128,491)	$(166,180)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	(11,154)	—	29,516	18,362
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	2,652	—	—	2,652
Gross amounts reclassified from accumulated other comprehensive loss	(4,936)	—	—	(4,936)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	1,438	—	—	1,438
Net other comprehensive income (loss) attributable to Dole plc	(12,000)	—	29,516	17,516
Balance as of March 31, 2025	$10,126	$(59,815)	$(98,975)	$(148,664)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	$(23,234)	$—	$51,300	$28,066
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	5,375	—	—	5,375
Gross amounts reclassified from accumulated other comprehensive loss	1,801	—	—	1,801
Income tax effect of amounts reclassified from accumulated other comprehensive loss	50	—	—	50
Net other comprehensive income (loss) attributable to Dole plc	(16,008)	—	51,300	35,292
Balance as of June 30, 2025	$(5,882)	$(59,815)	$(47,675)	$(113,372)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	$551	$(172)	$460	$839
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	(16)	—	—	(16)
Gross amounts reclassified from accumulated other comprehensive loss	5,500	—	—	5,500
Income tax effect of amounts reclassified from accumulated other comprehensive loss	(1,480)	—	—	(1,480)
Net other comprehensive income (loss) attributable to Dole plc	4,555	(172)	460	4,843
Balance as of September 30, 2025	$(1,327)	$(59,987)	$(47,215)	$(108,529)

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2023	$24,403	$(48,229)	$(86,965)	$(110,791)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	12,355	—	(16,580)	(4,225)
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	(2,216)	—	—	(2,216)
Gross amounts reclassified from accumulated other comprehensive loss	(7,156)	—	—	(7,156)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	2,264	—	—	2,264
Net other comprehensive income (loss) attributable to Dole plc	5,247	—	(16,580)	(11,333)
Balance as of March 31, 2024	$29,650	$(48,229)	$(103,545)	$(122,124)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	$6,758	$—	$(4,415)	$2,343
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	(2,143)	—	—	(2,143)
Gross amounts reclassified from accumulated other comprehensive loss	(8,881)	—	—	(8,881)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	1,432	—	—	1,432
Net other comprehensive income (loss) attributable to Dole plc	(2,834)	—	(4,415)	(7,249)
Balance as of June 30, 2024	$26,816	$(48,229)	$(107,960)	$(129,373)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	$(11,950)	$—	$26,264	$14,314
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	2,898	—	—	2,898
Gross amounts reclassified from accumulated other comprehensive loss	(6,499)	—	—	(6,499)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	1,660	—	—	1,660
Net other comprehensive income (loss) attributable to Dole plc	$(13,891)	$—	$26,264	$12,373
Balance as of September 30, 2024	$12,925	$(48,229)	$(81,696)	$(117,000)

The following table includes details about net (gains) losses reclassified from accumulated other comprehensive loss by component of accumulated other comprehensive loss:

	(Gains) losses reclassified out of Accumulated Other Comprehensive Loss
	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024	Affected line item in the Statement of Operations

	(U.S. Dollars in thousands)
Fair Value of Derivatives:
Interest rate swap contracts	$(3,751)	$(6,744)	$(11,717)	$(22,440)	Interest expense
De-designation of certain interest rate swaps	—	—	(970)	—	Other income (expense), net
Cash flow hedges	9,251	245	15,052	(96)	Cost of sales
Total	$5,500	$(6,499)	$2,365	$(22,536)